FINANCIAL RISK MANAGEMENT - Foreign currency risk, impact of fluctuation in US dollar and EURO exchange rates in profit before tax (Details) - Currency risk [member] - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables (Note 19)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in US dollar, EURO exchange rates, increase	100.00%	10.00%
Change in US dollar, EURO exchange rates, decrease	100.00%	10.00%
Effect on profit before tax, increase	₽ (230)	₽ (2)
Effect on profit before tax, decrease	₽ 230	₽ 2
Cash and cash equivalents.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in US dollar, EURO exchange rates, increase	100.00%	10.00%
Change in US dollar, EURO exchange rates, decrease	100.00%	10.00%
Effect on profit before tax, increase	₽ 1,600
Effect on profit before tax, decrease	₽ (1,600)
Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in US dollar, EURO exchange rates, increase	100.00%	10.00%
Change in US dollar, EURO exchange rates, decrease	100.00%	10.00%
Effect on profit before tax, increase	₽ 172
Effect on profit before tax, decrease	₽ (172)